Fair values of financial instruments - Carrying Value and Estimated Fair Value of our Financial Instrument (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets
Related party loans receivable	$ 477	$ 704
Fair value | Level 2
Assets
Related party loans receivable	379	395
Liabilities
Related party loans payable	0	239
Fair value | Level 2 | Senior credit facilities
Liabilities
Debt	1,193	5,464
Fair value | Level 2 | Credit facilities contained within variable interest entities
Liabilities
Debt	0	590
Fair value | Level 1 | Secured Debt
Liabilities
Debt	213	404
Fair value | Level 3
Liabilities
Related party loans payable	424	0
Carrying value | Level 2
Assets
Related party loans receivable	379	488
Liabilities
Related party loans payable	0	239
Carrying value | Level 2 | Senior credit facilities
Liabilities
Debt	5,662	5,549
Carrying value | Level 2 | Credit facilities contained within variable interest entities
Liabilities
Debt	0	598
Carrying value | Level 1 | Secured Debt
Liabilities
Debt	515	476
Carrying value | Level 3
Liabilities
Related party loans payable	$ 426	$ 0